Submission	Aug. 07, 2024
Submission [Line Items]
Central Index Key	0001992243
Registrant Name	FREYR Battery, Inc. /DE/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES